LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Schedule of loans at balance sheet date (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOAN FROM SHAREHOLDER
Long term loans from financial institutions	$ 54,926	$ 6,943
Current maturities		$ 6,334